AMERICAN LIFE

                             SEPARATE ACCOUNT NO. 2
                               SEMI-ANNUAL REPORT

                                  JUNE 30, 2000

          This report is not to be construed as an offering for sale of any Variable Product. No offering is made except in conjunction with a prospectus which must precede or accompany this report.

                 THE AMERICAN LIFE INSURANCE COMPANY OF NEW YORK

                             Separate Account No. 2
                               Semi-Annual Report
                                  June 30, 2000

Dear Policyowner:

      We are pleased to send you the 2000 Semi-Annual Report of American Life's Separate Account No. 2. This Account, which commenced operations in late 1993, is an investment vehicle for owners of our Individual Retirement Annuity and Flexible Premium Annuity contracts. Separate Account No. 2 consists of seventeen distinct funds. Each invests in shares of one of nine funds of Mutual of America Investment Corporation (the "Investment Company"): the Money Market, All America, Equity Index, Mid-Cap Equity Index, Bond, Short-Term Bond, Mid-Term Bond, Composite and Aggressive Equity Fund; three portfolios of Scudder Variable Life Investment Fund ("Scudder"): the Bond, Capital Growth and International Portfolio; the VP Capital Appreciation Fund of American Century Variable Portfolios, Inc. ("American Century"); the Calvert Social Balanced Portfolio of Calvert Variable Series, Inc. ("Calvert"); the Equity-Income Portfolio of Fidelity Investments Variable Insurance Products Fund ("Fidelity VIP"); and the Contrafund Portfolio and Asset Manager Portfolio of Fidelity Investments Variable Insurance Products Fund II ("Fidelity VIP II").

      Each of the funds of Separate Account No. 2 owns shares in a similarly named fund of the Investment Company, portfolio of Scudder, fund of American Century, portfolio of Calvert, portfolio of Fidelity VIP and portfolio of Fidelity VIP II. The investment results of each of the funds of Separate Account No. 2 are based on the performance of the corresponding funds or portfolios of the Investment Company, Scudder, American Century, Calvert, Fidelity VIP and Fidelity VIP II.

      The investment objectives and primary investments of the funds and portfolios in which the Separate Account Funds invested in 2000 are summarized as follows:

      Investment Company Money Market Fund: This Fund seeks to realize high current income to the extent consistent with the maintenance of liquidity, investment quality and stability of capital through investments in money market instruments and other short-term debt securities.

      Investment Company All America Fund: This Fund seeks to outperform the Standard & Poor's Composite Index of 500 Stocks (the "S&P 500 Index") by investing in a diversified portfolio of primarily common stocks. The Fund invests approximately 60% of its assets (the "Indexed Assets") to provide investment results that correspond to the performance of the S&P 500 Index. The remaining approximately 40% of its assets (the "Active Assets") seek to achieve a high level of total return, through both appreciation of capital and, to a lesser extent, current income, by means of a diversified portfolio of primarily common stocks with a broad exposure to the market. ("Standard & Poor's", "S&P" and "S&P 500" are trademarks of The McGraw-Hill Companies, Inc.)

      Investment   Company  Equity  Index  Fund:  This  Fund  seeks  to  provide investment results that correspond to the performance of the S&P 500 Index by investing primarily in the common stocks that comprise the S&P 500 Index.

      Investment Company Mid-Cap Equity Index Fund: This Fund seeks to provide investment results that correspond to the performance of the S&P MidCap 400 Index by investing primarily in the common stocks that comprise the S&P MidCap 400 Index. ("S&P MidCap 400" is a trademark of The McGraw-Hill Companies, Inc.)

      Investment Company Bond Fund: This Fund seeks to provide as high a level of current income over time as is believed consistent with prudent investment risk, with preservation of capital a secondary objective, by investing primarily in publicly-traded, investment grade debt securities.

      Investment Company Short-Term Bond Fund: This Fund seeks to provide as high a level of current income over time as is believed consistent with prudent investment risk, with preservation of capital a secondary objective, by investing primarily in publicly-traded, investment grade debt securities and money market instruments. The average maturity of the Fund is between one and three years.

      Investment Company Mid-Term Bond Fund: This Fund seeks to provide as high a level of current income over time as is believed consistent with prudent investment risk, with preservation of capital a secondary objective, by investing primarily in publicly-traded, investment grade debt securities. The average maturity of the Fund is between three and seven years.

      Investment Company Composite Fund: This Fund seeks to achieve as high a total rate of return, through both appreciation of capital and current income, as is consistent with prudent investment risk, by investing in a diversified portfolio of publicly-traded common stocks, bonds and money market instruments.

      Investment Company Aggressive Equity Fund: This Fund's investment objective is capital appreciation, by investing in companies believed to possess above-average growth potential and in companies believed to possess valuable assets or whose securities are believed to be undervalued in the marketplace.

      Scudder Bond Portfolio: This Portfolio seeks a high level of income consistent with a high quality portfolio of primarily investment grade debt securities.

      Scudder Capital Growth Portfolio: This Portfolio seeks to maximize long-term capital growth through a broad and flexible investment program, by investing in marketable securities, principally common stocks and, consistent with its objective of long-term capital growth, preferred stocks. The Portfolio may invest up to 20% of its assets in intermediate to longer-term debt instruments depending on market and economic conditions.

      Scudder International Portfolio: This Portfolio seeks long-term growth of capital primarily through a diversified portfolio of foreign equity securities, by investing primarily in established companies that do business principally outside of the United States and that are listed on foreign exchanges.

      American Century VP Capital Appreciation Fund: This Fund seeks capital growth by investing primarily in common stocks that meet certain fundamental and technical standards and are considered by the Fund's management to have better-than-average prospects for appreciation.

      Calvert Social Balanced Portfolio: This Portfolio seeks a competitive total return through an actively managed, non-diversified portfolio of stocks, bonds and money market instruments that offer income and growth opportunity and satisfy the social concern criteria established for the Portfolio.

      Fidelity VIP Equity-Income Portfolio: This Portfolio seeks reasonable income by investing primarily in income producing equity securities, while considering the potential for capital appreciation, and it also seeks to achieve a yield that exceeds the composite yield on the securities comprising the S&P 500 Index.

      Fidelity VIP II Contrafund Portfolio: This Portfolio seeks capital appreciation over the long term by investing in securities of companies whose value, the Portfolio's adviser believes, is not fully recognized by the public. These securities may be issued by domestic or foreign companies and many may not be well known. The Portfolio normally invests primarily in common stocks.

      Fidelity VIP II Asset Manager Portfolio: This Portfolio seeks high total return with reduced risk over the long term by allocating its assets among domestic and foreign stocks, bonds and short-term/money market instruments, with an expected "neutral mix" over the long term of 10% in short-term/money market instruments, 40% in bonds and 50% in stocks.

      For the six months ended June 30, 2000, the following total returns were experienced in these seventeen Separate Account Funds:

      Investment Company Money Market Fund(1) ..........................  + 2.3%
      Investment Company All America Fund ..............................  + 4.3%
      Investment Company Equity Index Fund .............................  - 1.1%
      Investment Company Mid-Cap Equity Index Fund .....................  + 7.4%
      Investment Company Bond Fund .....................................  + 2.9%
      Investment Company Short-Term Bond Fund ..........................  + 2.6%
      Investment Company Mid-Term Bond Fund ............................  + 0.9%
      Investment Company Composite Fund ................................  - 0.5%
      Investment Company Aggressive Equity Fund ........................  + 3.1%
      Scudder Bond Fund ................................................  + 2.5%
      Scudder Capital Growth Fund ......................................  + 2.7%
      Scudder International Fund ....................................... - 11.5%
      American Century VP Capital Appreciation Fund .................... + 16.7%
      Calvert Social Balanced Fund .....................................  + 2.0%
      Fidelity VIP Equity-Income Fund ..................................  - 3.3%
      Fidelity VIP II Contrafund .......................................  - 1.9%
      Fidelity VIP II Asset Manager Fund ...............................  - 1.3%
----------
(1) The seven-day net annualized effective yield as of 8/15/00 was 5.4% and is not necessarily indicative of future actual yields.

      Total return is equal to the changes in the value of a unit of participation in a Fund from the beginning to the end of the specified period. It reflects investment income earned and reinvested plus the changes in the market value (whether realized or unrealized) of the securities in the respective fund or portfolio of the Investment Company, Scudder, American Century, Calvert or Fidelity during the indicated period. Results are net of all charges, including a monthly service charge (assessed against an average account balance for all individually allocated contracts) based upon a hypothetical $1,000 invested at the beginning of the period. Returns are not guaranteed and are not necessarily indicative of the future investment performance of the particular Fund. Withdrawals and contributions made within a period would experience different rates of return based on the respective unit values on the dates of such transactions.

      This report includes financial statements for each Fund of Separate Account No. 2. Accompanying this report are the financial statements for each similarly named fund of the Investment Company, portfolio of Scudder, fund of American Century, portfolio of Calvert and portfolios of Fidelity VIP and Fidelity VIP II.

      Total Return Separate Account Performance Notes for extended time periods and other services are available by calling 1-800-468-3785.

      I hope you will find this report helpful and informative.

                                             Sincerely,

                                             Manfred Altstadt

                                             Manfred Altstadt
                                             Senior Executive Vice President
                                             and Chief Financial Officer,
                                             The American Life Insurance
                                             Company of New York

                                    CONTENTS

                                                                            Page
                                                                            ----
Semi-Annual Report of American Life Separate Account No. 2 ...............     1

   Statement of Assets and Liabilities ...................................     5

   Statement of Operations ...............................................     7

   Statements of Changes in Net Assets ...................................     9

   Notes to Financial Statements .........................................    12

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 2
                       STATEMENT OF ASSETS AND LIABILITIES
                            June 30, 2000 (Unaudited)

                                                                                  Investment Company
                                                           ----------------------------------------------------------------
                                                                                                      Mid-Cap
                                                             Money                                    Equity
                                                             Market     All America   Equity Index     Index       Bond
                                                              Fund         Fund           Fund         Fund        Fund
                                                           ----------   -----------   ------------   --------    ----------
ASSETS:
Investments in Mutual of America Investment
   Corporation at market value
   (Cost:
   Money Market Fund -- $1,357,439
   All America Fund -- $4,068,918
   Equity Index Fund -- $1,770,011
   Mid-Cap Equity Index Fund -- $373,618
   Bond Fund -- $312,388)
   (Notes 1 and 2) .....................................   $1,313,217    $4,428,238     $2,043,191   $422,017    $ 286,229
Due From (To) General Account ..........................   (1,218,753)   (2,506,948)       243,183    (47,413)    (123,823)
                                                           ----------    ----------     ----------   --------    ---------
NET ASSETS .............................................   $   94,464    $1,921,290     $2,286,374   $374,604    $ 162,406
                                                           ==========    ==========     ==========   ========    =========
UNIT VALUE AT JUNE 30, 2000 (Note 5) ...................   $     2.16    $    10.50     $     3.38   $   1.19    $    3.17
                                                           ==========    ==========     ==========   ========    =========
NUMBER OF UNITS OUTSTANDING AT
   JUNE 30, 2000 (Note 5) ..............................       43,765       183,043        676,612    314,537       51,293
                                                           ==========    ==========     ==========   ========    =========

                                                                                     Investment Company
                                                                     --------------------------------------------------
                                                                                                            Aggressive
                                                                     Short-Term   Mid-Term      Composite      Equity
                                                                      Bond Fund   Bond Fund       Fund          Fund
                                                                     ----------  ----------   -----------   -----------
ASSETS:
Investments in Mutual of America Investment Corporation
   at market value
   (Cost:
   Short-Term Bond Fund -- $8,861
   Mid-Term Bond Fund -- $87,808
   Composite Fund -- $647,267
   Aggressive Equity Fund -- $3,506,987)
   (Notes 1 and 2) ................................................     $ 8,880    $ 84,727      $809,653   $ 3,923,015
Due From (To) General Account .....................................      38,313     (61,319)       47,007    (3,155,669)
                                                                        -------    --------      --------   -----------
NET ASSETS ........................................................     $47,193    $ 23,408      $856,660   $   767,346
                                                                        =======    ========      ========   ===========
UNIT VALUE AT JUNE 30, 2000 (Note 5) ..............................     $  1.32    $   1.34      $   5.58   $      2.94
                                                                        =======    ========      ========   ===========
NUMBER OF UNITS OUTSTANDING AT
   JUNE 30, 2000 (Note 5) .........................................      35,868      17,483       153,404       260,658
                                                                        =======    ========      ========   ===========

   The accompanying notes are an integral part of these financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 2
                       STATEMENT OF ASSETS AND LIABILITIES
                            June 30, 2000 (Unaudited)

                                                                                                                American
                                                                                      Scudder                   Century
                                                                      --------------------------------------  ------------
                                                                                   Capital                     VP Capital
                                                                        Bond       Growth      International  Appreciation
                                                                        Fund        Fund           Fund           Fund
                                                                      --------    ----------   -------------  ------------
ASSETS:
Investments in Scudder Portfolios and American
   Century VP Capital Appreciation Fund
   at market value
   (Cost:
   Scudder Bond Fund -- $58,446
   Scudder Capital Growth Fund -- $855,199
   Scudder International Fund -- $451,359
   American Century VP
     Capital Appreciation Fund -- $3,681,008
   Calvert Social Balanced Fund --$47,639)
   (Notes 1 and 2) ................................................    $59,261    $  988,100    $1,378,366   $  3,941,910
Due From (To) General Account .....................................      7,050       371,375     1,130,991     (3,108,798)
                                                                       -------    ----------    ----------   ------------
NET ASSETS ........................................................    $66,311    $1,359,475    $2,509,357   $    833,112
                                                                       =======    ==========    ==========   ============
UNIT VALUE AT JUNE 30, 2000 (Note 5) ..............................    $ 13.07    $    49.52    $    22.89   $      20.33
                                                                       =======    ==========    ==========   ============
NUMBER OF UNITS OUTSTANDING AT
   JUNE 30, 2000 (Note 5) .........................................      5,073        27,452       109,640         40,981
                                                                       =======    ==========    ==========   ============

                                                                       Calvert                    Fidelity
                                                                      --------      -------------------------------------
                                                                                       VIP                       VIP II
                                                                       Social        Equity-       VIP II        Asset
                                                                      Balanced       Income        Contra        Manager
                                                                        Fund          Fund          Fund          Fund
                                                                      --------      ---------    ----------    ----------
ASSETS:
Investments in Calvert Social Balanced Portfolio and
   Fidelity Portfolios at market value
   (Cost:
   VIP  Equity-Income  Fund -- $173,981
   VIP II Contra  Fund -- $823,742
   VIP II Asset Manager Fund -- $415,866)
   (Notes 1 and 2) ................................................   $ 66,932      $ 176,555    $1,282,509      $438,881
Due From (To) General Account .....................................     48,499        106,802       587,306       (20,348)
                                                                      --------      ---------    ----------      --------
NET ASSETS ........................................................   $115,431      $ 283,357    $1,869,815      $418,533
                                                                      ========      =========    ==========      ========
UNIT VALUE AT JUNE 30, 2000 (Note 5) ..............................   $   3.44      $   31.19    $    31.55      $  26.09
                                                                      ========      =========    ==========      ========
NUMBER OF UNITS OUTSTANDING AT
   JUNE 30, 2000 (Note 5) .........................................     33,533          9,084        59,274        16,043
                                                                      ========      =========    ==========      ========

   The accompanying notes are an integral part of these financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 2
                             STATEMENT OF OPERATIONS
               For the Six Months Ended June 30, 2000 (Unaudited)

                                                                                       Investment Company
                                                                       ----------------------------------------------------
                                                                        Money          All         Equity        Mid-Cap
                                                                        Market       America       Index       Equity Index
                                                                        Fund          Fund         Fund            Fund
                                                                       -------     ----------    ----------    ------------
INVESTMENT INCOME AND EXPENSES:
Income (Notes 1 and 4):
   Dividend Income ................................................   $     --     $       --    $       --      $    --
                                                                      --------     ----------    ----------      -------
Expenses (Note 3):
   Fees and administrative expenses ...............................      8,388         59,837        72,747        2,848
                                                                      --------     ----------    ----------      -------
Net Investment Income (Loss) ......................................     (8,388)       (59,837)      (72,747)      (2,848)
                                                                      --------     ----------    ----------      -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS (Note 1):
   Net realized gain (loss) on investments ........................    (31,403)     1,142,060     1,279,374       61,150
   Net unrealized appreciation (depreciation) of investments ......     19,064       (133,561)     (737,738)      28,009
                                                                      --------     ----------    ----------      -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ............    (12,339)     1,008,499       541,636       89,159
                                                                      --------     ----------    ----------      -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS .....................................................   $(20,727)    $  948,662    $  468,889      $86,311
                                                                      ========     ==========    ==========      =======

                                                                                       Investment Company
                                                                       ---------------------------------------------------
                                                                                Short-Term  Mid-Term            Aggressive
                                                                         Bond      Bond      Bond    Composite   Equity
                                                                         Fund      Fund      Fund      Fund       Fund
                                                                         ----      ----      ----      ----       ----
INVESTMENT INCOME AND EXPENSES:
Income (Notes 1 and 4):
   Dividend Income ................................................    $     --  $     --  $     --  $     --   $      --
                                                                       --------  --------  --------  ---------  ----------
Expenses (Note 3):
   Fees and administrative expenses ...............................       8,280       745     1,049     29,392      31,358
                                                                       --------  --------  --------  ---------  ----------
NET INVESTMENT INCOME (LOSS) ......................................      (8,280)     (745)   (1,049)   (29,392)    (31,358)
                                                                       --------  --------  --------  ---------  ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS (Note 1):
   Net realized gain (loss) on investments ........................     (47,086)  (81,927)  (10,171)   240,252   1,744,325
   Net unrealized appreciation (depreciation) of investments ......      95,539    83,078    13,133   (36,455)  (1,082,916)
                                                                       --------  --------  --------  ---------  ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ............      48,453     1,151     2,962    203,797     661,409
                                                                       --------  --------  --------  ---------  ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS .....................................................    $ 40,173  $    406  $  1,913  $ 174,405  $  630,051
                                                                       ========  ========  ========  =========  ==========

   The accompanying notes are an integral part of these financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 2
                            STATEMENT OF OPERATIONS
               For the Six Months Ended June 30, 2000 (Unaudited)

                                                                                                                American
                                                                                      Scudder                    Century
                                                                      --------------------------------------   -----------
                                                                                    Capital                    VP Capital
                                                                        Bond        Growth     International  Appreciation
                                                                        Fund         Fund           Fund          Fund
                                                                      ---------    ---------     -----------   -----------
INVESTMENT INCOME AND EXPENSES:
Income (Notes 1 and 4):
   Dividend Income .................................................   $11,591    $ 1,003,010    $  608,462     $ 100,305
                                                                       -------    -----------    ----------     ---------
Expenses (Note 3):
   Fees and administrative expenses ................................     1,636         46,382        61,840        15,170
                                                                       -------    -----------    ----------     ---------
NET INVESTMENT INCOME (LOSS) .......................................     9,955        956,628       546,622        85,135
                                                                       -------    -----------    ----------     ---------
Net Realized and Unrealized Gain (Loss) on
   Investments (Note 1):
   Net realized gain (loss) on investments .........................    (5,360)       297,937     1,885,650       619,763
   Net unrealized appreciation (depreciation) of investments .......     1,729     (1,101,590)      845,468       (80,700)
                                                                       -------    -----------    ----------     ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS .............    (3,631)      (803,653)    2,731,118       539,063
                                                                       -------    -----------    ----------     ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS ......................................................   $ 6,324    $   152,975    $3,277,740     $ 624,198
                                                                       =======    ===========    ==========     =========

                                                                             Calvert                Fidelity
                                                                            --------  -------------------------------------
                                                                                          VIP                      VIP II
                                                                             Social     Equity-     VIP II         Asset
                                                                            Balanced    Income      Contra        Manager
                                                                              Fund       Fund        Fund          Fund
                                                                            --------  ----------  -----------    ---------
INVESTMENT INCOME AND EXPENSES:
Income (Notes 1 and 4):
   Dividend Income ...................................................      $     --   $ 214,519  $ 1,186,459    $ 203,724
                                                                            --------   ---------  -----------    ---------
Expenses (Note 3):
   Fees and administrative expenses ..................................         4,912      14,294       46,685       10,386
                                                                            --------   ---------  -----------    ---------
NET INVESTMENT INCOME (LOSS) .........................................        (4,912)    200,225    1,139,774      193,338
                                                                            --------   ---------  -----------    ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS (Note 1):
   Net realized gain (loss) on investments ...........................        63,159     (76,230)     613,246      (29,007)
   Net unrealized appreciation (depreciation) of investments .........       (26,158)   (222,646)  (1,627,121)    (167,101)
                                                                            --------   ---------  -----------    ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ...............        37,001    (298,876)  (1,013,875)    (196,108)
                                                                            --------   ---------  -----------    ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS ........................................................      $ 32,089   $ (98,651) $   125,899    $  (2,770)
                                                                            ========   =========  ===========    =========

   The accompanying notes are an integral part of these financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 2
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                          -  Investment Company
                                             --------------------------------------------------------------------------------------
                                                  Money Market Fund          All America Fund          Equity Index Fund
                                             -------------------------- --------------------------  -------------------------------
                                             For the Six     For the      For the Six      For the      For the Six      For the
                                             Months Ended  Year Ended     Months Ended    Year Ended    Months Ended    Year Ended
                                            June 30, 2000  December 31,  June 30, 2000   December 31,  June 30, 2000   December 31,
                                             (Unaudited)      1999        (Unaudited)       1999        (Unaudited)       1999
                                            -------------  ------------  -------------   ------------  --------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss) ........     $    (8,388)  $   55,797    $   (59,837)    $  621,693    $    (72,747)   $   178,941
   Net realized gain (loss) on
     investments .......................         (31,403)      13,456      1,142,060        847,450       1,279,374      2,056,020
   Net unrealized appreciation
     (depreciation) of investments .....          19,064      (45,566)      (133,561)       363,371        (737,738)       472,583
                                             -----------   ----------    -----------     ----------    ------------    -----------
Net Increase (Decrease) in net assets
   resulting from operations ...........         (20,727)      23,687        948,662      1,832,514         468,889      2,707,544
                                             -----------   ----------    -----------     ----------    ------------    -----------
From Unit Transactions:
   Contributions .......................          31,734      878,466        169,262      1,145,690         398,961      2,248,818
   Withdrawals .........................        (171,127)    (184,058)      (169,041)      (820,553)       (315,520)    (1,164,011)
   Net Transfers (Note 6) ..............      (1,159,502)     (62,173)    (8,874,310)       (90,540)    (11,850,974)    (1,522,462)
                                             -----------   ----------    -----------     ----------    ------------    -----------
Net Increase (Decrease) from unit
   transactions ........................      (1,298,895)     632,235     (8,874,089)       234,597     (11,767,533)      (437,655)
                                             -----------   ----------    -----------     ----------    ------------    -----------
NET INCREASE (DECREASE) IN NET ASSETS ..      (1,319,622)     655,922     (7,925,427)     2,067,111     (11,298,644)     2,269,889
NET ASSETS:
Beginning of Period/Year ...............       1,414,086      758,164      9,846,717      7,779,606      13,585,018     11,315,129
                                             -----------   ----------    -----------     ----------    ------------    -----------
End of Period/Year .....................     $    94,464   $1,414,086    $ 1,921,290     $9,846,717    $  2,286,374    $13,585,018
                                             ===========   ==========    ===========     ==========    ============    ===========

                                                                                 Investment Company
                                             ---------------------------------------------------------------------------------------
                                                      Mid-Cap Equity                                            Short-Term
                                                        Index Fund                  Bond Fund                    Bond Fund
                                             ----------------------------  ---------------------------  ----------------------------
                                              For the Six      For the     For the Six      For the      For the Six      For the
                                              Months Ended   Year Ended    Months Ended   Year Ended    Months Ended     Year Ended
                                             June 30, 2000   December 31,  June 30, 2000  December 31,  June 30, 2000   December 31,
                                              (Unaudited)        1999       (Unaudited)      1999        (Unaudited)        1999
                                             -------------   ------------  -------------- ------------  --------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss) ...........    $ (2,848)    $    817       $    (8,280)   $   78,881      $    (745)    $ 11,561
   Net realized gain (loss) on
     investments ..........................      61,150         (175)          (47,086)     (190,525)       (81,927)          63
   Net unrealized appreciation
     (depreciation) of investments ........      28,009       20,390            95,539         6,573         83,078      (80,607)
                                               --------     --------       -----------    ----------      ---------     --------
Net Increase (Decrease) in net assets
     resulting from operations ............      86,311       21,032            40,173      (105,071)           406      (68,983)
                                               --------     --------       -----------    ----------      ---------     --------
From Unit Transactions:
   Contributions ..........................       2,864       31,113            36,203       206,537          1,623       24,508
   Withdrawals ............................     (28,796)     (16,918)          (39,398)     (219,241)           (86)     (17,197)
   Net Transfers (Note 6) .................     (35,489)     314,487)       (1,290,533)     (733,616)      (124,741)      73,718
                                               --------     --------       -----------    ----------      ---------     --------
Net Increase (Decrease) from unit
  transactions ............................     (61,421)     328,682        (1,293,728)     (746,320)      (123,204)      81,029
                                               --------     --------       -----------    ----------      ---------     --------
NET INCREASE (DECREASE) IN NET ASSETS .....      24,890      349,714        (1,253,555)     (851,391)      (122,798)      12,046
NET ASSETS:
Beginning of Period/Year ..................     349,714           --         1,415,961     2,267,352        169,991      157,945
                                               --------     --------       -----------    ----------      ---------     --------
End of Period/Year ........................    $374,604     $349,714       $   162,406    $1,415,961      $  47,193     $169,991
                                               ========     ========       ===========    ==========      =========     ========

----------
* Commenced operations May 3, 1999.

The accompanying notes are an integral part of these financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 2
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                             Investment Company
                                             ------------------------------------------------------------------------------------
                                                      Mid-Term                                         Aggressive Equity
                                                      Bond Fund               Composite Fund                 Fund
                                             -------------------------  --------------------------- -----------------------------
                                             For the Six     For the    For the Six      For the    For the Six       For the
                                             Months Ended  Year Ended   Months Ended   Year Ended   Months Ended     Year Ended
                                            June 30, 2000  December 31, June 30, 2000  December 31,  June 30, 2000   December 31,
                                             (Unaudited)     1999       (Unaudited)      1999        (Unaudited)       1999
                                             ------------ ------------  -------------- ------------ --------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss) ..........      $ (1,049)   $   9,722   $   (29,392)   $  284,820    $   (31,358)    $  (42,986)
   Net realized gain (loss) on
     investments .........................       (10,171)      (4,510)      240,252        24,201      1,744,325        483,483
   Net unrealized appreciation
     (depreciation) of investments .......        13,133       (5,052)      (36,455)      275,733     (1,082,916)      808,207
                                               ---------    ---------   -----------    ----------    -----------     ----------
Net Increase (Decrease) in net assets
   resulting from operations .............         1,913          160       174,405       584,754        630,051      1,248,704
                                               ---------    ---------   -----------    ----------    -----------     ----------
From Unit Transactions:
   Contributions .........................         3,452       90,793       167,619     1,671,677        266,540        537,315
   Withdrawals ...........................        (5,647)     (19,932)      (91,250)     (541,682)      (189,914)      (457,725)
   Net Transfers (Note 6) ................      (187,893)    (120,220)   (4,305,503)     (234,255)    (4,303,339)      (549,705)
                                               ---------    ---------   -----------    ----------    -----------     ----------
Net Increase (Decrease) from unit
   transactions ..........................      (190,088)     (49,359)   (4,229,134)      895,740     (4,226,713)      (470,115)
                                               ---------    ---------   -----------    ----------    -----------     ----------
NET INCREASE (DECREASE) IN NET ASSETS ....      (188,175)     (49,199)   (4,054,729)    1,480,494     (3,596,662)       778,589
NET ASSETS:
Beginning of Period/Year .................       211,583      260,782     4,911,389     3,430,895      4,364,008      3,585,419
                                               ---------    ---------   -----------    ----------    -----------     ----------
End of Period/Year .......................     $  23,408    $ 211,583   $   856,660    $4,911,389    $   767,346     $4,364,008
                                               =========    =========   ===========    ==========    ===========     ==========

                                                                                  Scudder
                                             ------------------------------------------------------------------------------------
                                                      Bond Fund             Capital Growth Fund       International Fund
                                             -------------------------  --------------------------- -----------------------------
                                             For the Six     For the    For the Six      For the     For the Six       For the
                                             Months Ended  Year Ended   Months Ended   Year Ended    Months Ended     Year Ended
                                            June 30, 2000  December 31, June 30, 2000  December 31,  June 30, 2000   December 31,
                                             (Unaudited)     1999       (Unaudited)      1999        (Unaudited)        1999
                                             ------------ ------------  -------------- ------------ --------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss) ..........       $ 9,955     $ 11,937    $  956,628    $  597,973    $   546,622     $  546,736
   Net realized gain (loss) on
     investments .........................        (5,360)     (15,965)      297,937     1,329,205      1,885,650      7,603,116
   Net unrealized appreciation
     (depreciation) of investments .......         1,729       (1,558)   (1,101,590)      181,106        845,468         71,889
                                                --------     --------    ----------     ---------     ----------    -----------
Net Increase (Decrease) in net assets
   resulting from operations .............         6,324       (5,586)      152,975     2,108,284      3,277,740      8,221,741
                                                --------     --------    ----------     ---------     ----------    -----------
From Unit Transactions:
   Contributions .........................         8,765       69,147       221,672     1,246,448        133,912        271,065
   Withdrawals ...........................          (400)     (18,843)     (199,238)   (1,280,074)      (178,234)      (195,868)
   Net Transfers (Note 6) ................      (209,713)    (134,407)   (7,105,011)       45,702    (19,543,154)     8,738,551
                                                --------     --------    ----------     ---------     ----------    -----------
Net Increase (Decrease) from unit
   transactions ..........................      (201,348)     (84,103)   (7,082,577)       12,076    (19,587,476)     8,813,748
                                                --------     --------    ----------     ---------     ----------    -----------
NET INCREASE (DECREASE) IN NET ASSETS ....      (195,024)     (89,689)   (6,929,602)    2,120,360    (16,309,736)    17,035,489
NET ASSETS:
Beginning of Period/Year .................       261,335      351,024     8,289,077     6,168,717     18,819,093      1,783,604
                                                --------     --------    ----------     ---------     ----------    -----------
End of Period/Year .......................      $ 66,311     $261,335    $1,359,475    $8,289,077    $ 2,509,357    $18,819,093
                                                ========     ========    ==========    ==========    ===========    ===========

   The accompanying notes are an integral part of these financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 2
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                              American
                                                                               Century                      Calvert
                                                                    ----------------------------  ---------------------------
                                                                             VP Capital                   Social
                                                                          Appreciation Fund            Balanced Fund
                                                                    ----------------------------  ---------------------------
                                                                      For the Six      For the     For the Six     For the
                                                                     Months Ended    Year Ended   Months Ended    Year Ended
                                                                     June 30, 2000  December 31,  June 30, 2000  December 31,
                                                                      (Unaudited)       1999       (Unaudited)      1999
                                                                     -------------  ------------  -------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss) ................................    $    85,135    $   (7,317)     $  (4,912)      $ 68,989
   Net realized gain (loss) on investments .....................        619,763       105,509         63,159         30,187
   Net unrealized appreciation (depreciation)
     of investments ............................................        (80,700)      343,300        (26,158)       (18,161)
                                                                    -----------    ----------      ---------       --------
Net Increase (Decrease) in net assets resulting
   from operations .............................................        624,198       441,492         32,089        81,015
                                                                    -----------    ----------      ---------       --------
From Unit Transactions:
   Contributions ...............................................        143,701       102,987         24,610        179,057
   Withdrawals .................................................        (81,328)      (47,748)       (42,314)      (194,924)
   Net Transfers (Note 6) ......................................     (1,379,227)      643,688       (748,690)         3,368
                                                                    -----------    ----------      ---------       --------
Net Increase (Decrease) from unit
   transactions ................................................     (1,316,854)      698,927       (766,394)       (12,499)
                                                                    -----------    ----------      ---------       --------
NET INCREASE (DECREASE) IN NET ASSETS ..........................       (692,656)    1,140,419       (734,305)        68,516
NET ASSETS:
Beginning of Period/Year .......................................      1,525,768       385,349        849,736        781,220
                                                                    -----------    ----------      ---------       --------
End of Period/Year .............................................    $   833,112    $1,525,768      $ 115,431       $849,736
                                                                    ===========    ==========      =========       ========

                                                                                    Fidelity
                                               -------------------------------------------------------------------------------------
                                                           VIP                        VIP II                         VIP
                                                      Equity-Income                   Contra                    Asset Manager
                                                          Fund                         Fund                         Fund
                                               -------------------------- ----------------------------  ----------------------------
                                               For the Six     For the     For the Six      For the     For the Six       For the
                                               Months Ended  Year Ended    Months Ended   Year Ended    Months Ended     Year Ended
                                              June 30, 2000  December 31,  June 30, 2000  December 31,  June 30, 2000   December 31,
                                               (Unaudited)      1999        (Unaudited)      1999        (Unaudited)        1999
                                              -------------  ------------   ------------  ------------  -------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
   Net investment income (loss) .............  $   200,225   $  121,168    $ 1,139,774    $   197,387    $   193,338    $  110,637
   Net realized gain (loss) on investments ..      (76,230)     128,345        613,246        570,254        (29,007)       14,584
   Net unrealized appreciation
   (depreciation) of investments ............     (222,646)    (111,339)    (1,627,121)        926,615      (167,101)       43,866
                                               -----------   ----------    -----------    ------------   -----------    ----------
Net Increase (Decrease) in net assets
   resulting from operations ................      (98,651)     138,174        125,899      1,694,256         (2,770)      169,087
                                               -----------   ----------    -----------    ------------   -----------    ----------
From Unit Transactions:
   Contributions ............................       90,696      542,607        232,016      1,249,737         19,838       560,070
   Withdrawals ..............................     (223,526)    (369,062)      (279,935)    (1,397,869)       (64,391)     (279,074)
   Net Transfers (Note 6) ...................   (2,948,556)    (391,945)    (7,575,061)       524,957     (1,536,825)      (85,617)
                                               -----------   ----------    -----------    ------------   -----------    ----------
Net Increase (Decrease) from unit
   transactions .............................   (3,081,386)    (218,400)    (7,622,980)       376,825     (1,581,378)      195,379
NET INCREASE (DECREASE) IN NET ASSETS .......   (3,180,037)     (80,226)    (7,497,081)     2,071,081     (1,584,148)      364,466
NET ASSETS:
Beginning of Period/Year ....................    3,463,394    3,543,620      9,366,896      7,295,815      2,002,681     1,638,215
                                               -----------   ----------    -----------    ------------   -----------    ----------
End of Period/Year ..........................  $   283,357   $3,463,394    $ 1,869,815    $ 9,366,896    $   418,533    $2,002,681
                                               ===========   ==========    ===========    ===========    ===========    ==========

   The accompanying notes are an integral part of these financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 2
                    NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Significant Accounting Policies and Organization

      Separate Account No. 2 of The American Life Insurance Company of New York ("Company") was established in conformity with New York Insurance Law and commenced operations on November 19, 1993 as a unit investment trust. On that date, the following American Life funds became available as investment alternatives: Money Market Fund, All America Fund, Equity Index Fund, Bond Fund, Short-Term Bond Fund, Mid-Term Bond Fund, Composite Fund, Scudder Bond Fund, Scudder Capital Growth Fund, Scudder International Fund, American Century VP Capital Appreciation Fund and Calvert Social Balanced Fund. The American Life funds invest in a corresponding fund of Mutual of America Investment Corporation ("Investment Company"), portfolios of Scudder Variable Life Investment Fund
("Scudder"), fund of American Century Variable Portfolios Inc. ("American Century") and a corresponding fund of Calvert Social Balanced Portfolio of Calvert Variable Series, Inc. ("Calvert").

      On May 2, 1994 the Aggressive Equity Fund of the Investment Company became available as an investment alternative to Separate Account No. 2.

      On May 1, 1995 Fidelity Investments Equity-Income, Contrafund and Asset Manager Funds became available to Separate Account No. 2 as investment alternatives. The Fidelity Equity-Income Fund invests in the corresponding portfolio of Fidelity Variable Insurance Products Fund ("Fidelity VIP") and the Contrafund and Asset Manager Funds invest in the corresponding portfolios of Fidelity Variable Insurance Products Fund II ("Fidelity VIP II") (collectively, "Fidelity").

      On May 3, 1999 the Mid-Cap Equity Index Fund of the Investment Company became the 17th investment alternative available to Separate Account No. 2.

      Separate Account No. 2 was formed by the Company to support the operations of the Company's group and individual variable accumulation annuity contracts ("Contracts"). The assets of Separate Account No. 2 are the property of the Company. The portion of Separate Account No. 2's assets applicable to the Contracts will not be charged with liabilities arising out of any other business the Company may conduct.

The significant accounting policies of Separate Account No. 2 are as follows:

      Investment Valuation -- Investments are made in shares of the Investment Company, Scudder, American Century, Calvert and Fidelity and are valued at the reported net asset values of the respective Funds or Portfolios.

      Investment Transactions -- Investment transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined based on the average cost of the investment sold.

      Federal Income Taxes -- Separate Account No. 2 will be treated as a part of the Company and will not be taxed separately as a "regulated investment company" under existing law. The Company is taxed as a life insurance company under the life insurance tax provisions of the Internal Revenue Code of 1986. No provision for income taxes is required in the accompanying financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 2
              NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

2. Investments

      The number of shares owned by Separate Account No. 2 and their respective net asset values (rounded to the nearest cent) per share at June 30, 2000 are as follows:

                                                            Number of  Net Asset
                                                              Shares     Value
                                                             ---------  --------
      Investment Company Funds:
         Money Market Fund ...............................   1,074,890   $ 1.22
         All America Fund ................................   1,252,072     3.54
         Equity Index Fund ...............................     712,020     2.87
         Mid-Cap Equity Index Fund .......................     352,201     1.20
         Bond Fund .......................................     212,957     1.34
         Short-Term Bond Fund ............................       8,662     1.03
         Mid-Term Bond Fund ..............................      96,234     0.88
         Composite Fund ..................................     424,283     1.91
         Aggressive Equity Fund ..........................   1,749,125     2.24
      Scudder Portfolios:
         Bond Portfolio ..................................       9,347     6.34
         Capital Growth Portfolio--Class "A" .............      37,329    26.47
         International Portfolio--Class "A" ..............      84,927    16.23
      American Century VP Capital Appreciation Fund ......     232,014    16.99
      Calvert Social Balanced Portfolio ..................      30,041     2.23
      Fidelity Portfolios:
         Equity-Income--"Initial" Class ..................       7,706    22.91
         Contrafund--"Initial" Class .....................      51,116    25.09
         Asset Manager--"Initial" Class ..................      26,535    16.55

3. Expenses

      Administrative Charges -- In connection with its administrative functions, the Company deducts daily, at an annual rate of .40%, an amount from the value of the net assets of all funds, except the American Century Fund for which the annual rate is .20%, and, each Fidelity fund, for which the annual rate is .30%.

      In addition, a deduction of up to $2.00 may be made at the end of each month from a participant's account, except that such charge shall not exceed 1/12 of 1% of the balance in such account in any month.

      Distribution Expense Charge -- The Insurance Company will make a deduction daily from the value of the net assets of each fund, at an annual rate of .35%, to cover anticipated distribution expenses.

      Mortality an Expense Risk Charge -- The Company assumes the risk to make annuity payments in accordance with annuity tables provided in the Contracts regardless of how long a participant lives and also assumes certain expense risks associated with such annuity payments. For assuming this risk, the Company deducts daily, at an annual rate of .50%, an amount from the value of the net assets of each fund. Effective May 1, 2000 the charge was reduced to an annual rate of .15%.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 2
              NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

4. Dividends

      All dividend distributions are reinvested in additional shares of the respective funds or portfolios at net asset value. No dividend distributions have been declared and none have been paid by the Investment Company during the first six months of 2000. It is the Investment Company's practice to declare and pay dividends at the end of the year.

      On April 26, 2000, a dividend was paid by the Scudder Bond Portfolio. The amount of the dividend was $11,591.

      On April 26, 2000, a dividend was paid by the Scudder Capital Growth Portfolio. The amount of the dividend was $1,003,010.

      On April 26, 2000, a dividend was paid by the Scudder International Portfolio. The amount of the dividend was $608,462.

      On March 10, 2000, a dividend was paid by the American Century VP Capital Appreciation Fund. The amount of the dividend was $100,305.

      On February 4, 2000, a dividend was paid by the Fidelity Equity-Income Portfolio. The amount of the dividend was $214,519.

      On February 4, 2000, a dividend was paid by the Fidelity Contrafund Portfolio. The amount of the dividend was $1,186,459.

      On February 4, 2000, a dividend was paid by the Fidelity Asset Manager Portfolio. The amount of the dividend was $203,724.

5. Financial Highlights

      Shown below are financial highlights for a Unit outstanding throughout the six months ended June 30, 2000 and each of the previous five years ended December 31, 1999 or, if not in existence a full year, the initial period ended December 31:

                                                                                 Investment Company
                                                           --------------------------------------------------------------
                                                                                  Money Market Fund
                                                           --------------------------------------------------------------
                                                             2000       1999       1998        1997      1996       1995
                                                           -------    --------   --------    -------   -------    -------
Unit value, beginning of period/year .................     $  2.11    $   2.03   $   1.95    $  1.87   $  1.80    $  1.72
                                                           =======    ========   ========    =======   =======    =======
Unit value, end of period/year .......................     $  2.16    $   2.11   $   2.03    $  1.95   $  1.87    $  1.80
                                                           =======    ========   ========    =======   =======    =======
Units outstanding, end of period/year ................      43,765     670,745    373,107     90,542    66,104     62,822
                                                           =======    ========   ========    =======   =======    =======

                                                                                 Investment Company
                                                          ---------------------------------------------------------------
                                                                                  All America Fund
                                                          ---------------------------------------------------------------
                                                            2000        1999       1998        1997      1996       1995
                                                          --------    --------   --------    -------   -------    -------
Unit value, beginning of period/year .................    $  10.05    $   8.09   $   6.76   $   5.39  $   4.52   $   3.35
                                                          ========    ========   ========   ========  ========   ========
Unit value, end of period/year .......................    $  10.50    $  10.05   $   8.09   $   6.76  $   5.39   $   4.52
                                                          ========    ========   ========   ========  ========   ========
Units outstanding, end of period/year ................     183,043     979,623    961,495    919,295   621,536    239,745
                                                          ========    ========   ========   ========  ========   ========

                                                                                   Investment Company
                                                        --------------------------------------------------------------------
                                                                                    Equity Index Fund
                                                        --------------------------------------------------------------------
                                                            2000        1999        1998        1997         1996       1995
                                                          --------  -----------  ----------  ----------  ---------  ---------


Unit value, beginning of period/year .................    $   3.41  $      2.86  $     2.26  $     1.72  $    1.42  $    1.05
                                                          ========  ===========  ==========  ==========  =========  =========
Unit value, end of period/year .......................    $   3.38  $      3.41  $     2.86  $     2.26  $    1.72  $    1.42
                                                          ========  ===========  ==========  ==========  =========  =========
Units outstanding, end of period/year ................     676,612    3,981,869   3,950,586   2,496,288    858,298    333,578
                                                          ========  ===========  ==========  ==========  =========  =========

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 2
              NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

5. Financial Highlights (Continued)

                                                                                 Investment Company
                                                          ------------------------------------------------------------------
                                                                              Mid-Cap Equity Index Fund
                                                          -----------------------------------------------------------------
                                                            2000        1999*
                                                          --------   ---------
Unit value, beginning of period/year ..................   $   1.11    $   1.00
                                                          ========    ========
Unit value, end of period/year ........................   $   1.19    $   1.11
                                                          ========    ========
Units outstanding, end of period/year .................    314,537     315,623
                                                          ========    ========

                                                                                 Investment Company
                                                          ---------------------------------------------------------------
                                                                                      Bond Fund
                                                          ---------------------------------------------------------------
                                                             2000       1999       1998       1997       1996      1995
                                                           -------   ---------   --------   --------  --------   -------
Unit value, beginning of period/year ..................    $  3.07    $   3.17   $   3.00   $   2.75  $   2.69   $  2.28
                                                           =======   =========   ========   ========  ========   =======
Unit value, end of period/year ........................    $  3.17    $   3.07   $   3.17   $   3.00  $   2.75   $  2.69
                                                           =======   =========   ========   ========  ========   =======
Units outstanding, end of period/year .................     51,293     460,800    714,893    301,512   328,371    65,503
                                                           =======   =========   ========   ========  ========   =======

                                                                                 Investment Company
                                                          ---------------------------------------------------------------
                                                                                Short-Term Bond Fund
                                                          ---------------------------------------------------------------
                                                             2000       1999       1998       1997      1996       1995
                                                           -------    --------   --------    -------   -------    ------
Unit value, beginning of period/year ..................    $  1.28    $   1.24   $   1.19    $  1.14   $  1.10    $ 1.03
                                                           =======    ========   ========    =======   =======    ======
Unit value, end of period/year ........................    $  1.32    $   1.28   $   1.24    $  1.19   $  1.14    $ 1.10
                                                           =======    ========   ========    =======   =======    ======
Units outstanding, end of period/year .................     35,868     132,691    126,929     24,344    17,798     5,302
                                                           =======    ========   ========    =======   =======    ======

                                                                                 Investment Company
                                                          ---------------------------------------------------------------
                                                                                 Mid-Term Bond Fund
                                                          ---------------------------------------------------------------
                                                             2000       1999       1998       1997      1996       1995
                                                           -------    --------   --------    ------- ---------   -------
Unit value, beginning of period/year ..................    $  1.32    $   1.32   $   1.26    $  1.19  $   1.16   $  1.01
                                                           =======    ========   ========    =======  ========   =======
Unit value, end of period/year ........................    $  1.34    $   1.32   $   1.32    $  1.26  $   1.19   $  1.16
                                                           =======    ========   ========    =======  ========   =======
Units outstanding, end of period/year .................     17,483     159,690    197,045     49,001   260,862    18,581
                                                           =======    ========   ========    =======  ========   =======

                                                                                 Investment Company
                                                          --------------------------------------------------------------
                                                                                   Composite Fund
                                                          --------------------------------------------------------------
                                                             2000      1999       1998        1997      1996       1995
                                                          --------  ----------- ---------   --------  --------  --------
Unit value, beginning of period/year ..................   $   5.61    $   4.93   $   4.36   $   3.75  $   3.39  $   2.82
                                                          ========    ========   ========   ========  ========  ========
Unit value, end of period/year ........................   $   5.58    $   5.61   $   4.93   $   4.36  $   3.75  $   3.39
                                                          ========    ========   ========   ========  ========  ========
Units outstanding, end of period/year .................    153,404     875,960    696,121    643,537   456,304   281,905
                                                          ========    ========   ========   ========  ========  ========

                                                                                 Investment Company
                                                          -------------------------------------------------------------------
                                                                               Aggressive Equity Fund
                                                          -------------------------------------------------------------------
                                                            2000       1999        1998        1997        1996        1995
                                                          --------  ----------  ----------  ----------  ----------   --------
Unit value, beginning of period/year ..................   $   2.85  $   2.02    $     2.15  $     1.80  $     1.43   $   1.05
                                                          ========  ==========  ==========  ==========  ==========   ========
Unit value, end of period/year ........................   $   2.94  $   2.85    $     2.02  $     2.15  $     1.80   $   1.43
                                                          ========  ==========  ==========  ==========  ==========   ========
Units outstanding, end of period/year .................    260,658   1,529,685   1,778,370   2,289,562   1,386,311    599,553
                                                          ========  ==========  ==========  ==========  ==========   ========

----------
* Commenced operations May 3, 1999.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 2
              NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

5. Financial Highlights (Continued)

                                                                                       Scudder
                                                          ---------------------------------------------------------------
                                                                                      Bond Fund
                                                          ---------------------------------------------------------------
                                                             2000       1999       1998        1997      1996       1995
                                                           -------     -------    -------     ------    ------     ------
Unit value, beginning of period/year ..................    $ 12.73     $ 13.02    $ 12.37     $11.48    $11.30     $ 9.69
                                                           =======     =======    =======     ======    ======     ======
Unit value, end of period/year ........................    $ 13.07     $ 12.73    $ 13.02     $12.37    $11.48     $11.30
                                                           =======     =======    =======     ======    ======     ======
Units outstanding, end of period/year .................      5,073      20,522     26,966      7,927     3,877      2,407
                                                           =======     =======    =======     ======    ======     ======

                                                                                       Scudder
                                                          ---------------------------------------------------------------
                                                                                 Capital Growth Fund
                                                          ---------------------------------------------------------------
                                                             2000       1999       1998       1997       1996      1995
                                                           -------    --------   --------   --------   -------    -------
Unit value, beginning of period/year ..................    $ 48.17    $ 36.07    $  29.64   $  22.11   $ 18.64    $ 14.67
                                                           =======    ========   ========   ========   =======    =======
Unit value, end of period/year ........................    $ 49.52    $  48.17   $  36.07   $  29.64   $ 22.11    $ 18.64
                                                           =======    ========   ========   ========   =======    =======
Units outstanding, end of period/year .................     27,452     172,063    171,014    159,853    73,641     42,366
                                                           =======    ========   ========   ========   =======    =======

                                                                                       Scudder
                                                          ---------------------------------------------------------------
                                                                                 International Fund
                                                          ---------------------------------------------------------------
                                                            2000        1999       1998       1997       1996      1995
                                                          --------    --------   --------    -------   -------    -------
Unit value, beginning of period/year ..................   $  25.83    $  16.93   $  14.46    $ 13.43   $ 11.85    $ 10.80
                                                          ========    ========   ========    =======   =======    =======
Unit value, end of period/year ........................   $  22.89    $  25.83   $  16.93    $ 14.46   $ 13.43    $ 11.85
                                                          ========    ========   ========    =======   =======    =======
Units outstanding, end of period/year .................    109,640     728,627    105,376     78,166    70,139     29,549
                                                          ========    ========   ========    =======   =======    =======

                                                                                  American Century
                                                          ---------------------------------------------------------------
                                                                            VP Capital  Appreciation Fund
                                                          ---------------------------------------------------------------
                                                             2000       1999       1998       1997       1996      1995
                                                           -------     -------    -------    -------   -------    -------
Unit value, beginning of period/year ..................    $ 17.40     $ 10.69    $ 11.04    $ 11.53   $ 12.18    $  9.39
                                                           =======     =======    =======    =======   =======    =======
Unit value, end of period/year ........................    $ 20.33     $ 17.40    $ 10.69    $ 11.04   $ 11.53    $ 12.18
                                                           =======     =======    =======    =======   =======    =======
Units outstanding, end of period/year .................     40,981      87,702     36,061     44,293    67,688     56,618
                                                           =======     =======    =======    =======   =======    =======

                                                                                      Calvert
                                                          ---------------------------------------------------------------
                                                                                Social Balanced Fund
                                                          ---------------------------------------------------------------
                                                             2000       1999       1998       1997       1996      1995
                                                           -------    --------   --------   --------  --------    -------
Unit value, beginning of period/year ..................    $  3.37    $   3.04   $   2.65   $   2.23  $   2.01    $  1.57
                                                           =======    ========   ========   ========  ========    =======
Unit value, end of period/year ........................    $  3.44    $   3.37   $   3.04   $   2.65  $   2.23    $  2.01
                                                           =======    ========   ========   ========  ========    =======
Units outstanding, end of period/year .................     33,533     252,148    256,931    194,166   100,573     45,392
                                                           =======    ========   ========   ========  ========    =======

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 2
              NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

5. Financial Highlights (Continued)

                                                                                    Fidelity VIP
                                                          ---------------------------------------------------------------
                                                                                 Equity-Income Fund
                                                          ---------------------------------------------------------------
                                                             2000       1999       1998       1997       1996      1995*
                                                           -------    --------   --------    -------   -------    -------
Unit value, beginning of period/year ..................    $ 32.21    $  30.65   $  27.77    $ 21.93   $ 19.43    $ 16.30
                                                           =======    ========   ========    =======   =======    =======
Unit value, end of period/year ........................    $ 31,19    $  32.21   $  30.65    $ 27.77   $ 21.93    $ 19.43
                                                           =======    ========   ========    =======   =======    =======
Units outstanding, end of period/year .................      9,084     107,509    115,626     94,213    60,979     17,958
                                                           =======    ========   ========    =======   =======    =======

                                                                                   Fidelity VIP II
                                                                                     Contra Fund
                                                          ---------------------------------------------------------------
                                                             2000       1999       1998       1997       1996      1995*
                                                           -------    --------   --------   --------  --------    -------
Unit value, beginning of period/year ..................    $ 32.13    $  26.16   $  20.36   $  16.59  $  13.85    $ 11.43
                                                           =======    ========   ========   ========  ========    =======
Unit value, end of period/year ........................    $ 31.55    $  32.13   $  26.16   $  20.36  $  16.59    $ 13.85
                                                           =======    ========   ========   ========  ========    =======
Units outstanding, end of period/year .................     59,274     291,542    278,931    212,606   153,360     29,132
                                                           =======    ========   ========   ========  ========    =======

                                                                                   Fidelity VIP II
                                                          ---------------------------------------------------------------
                                                                                 Asset Manager Fund
                                                          ---------------------------------------------------------------
                                                             2000       1999       1998       1997       1996       1995*
                                                           -------     -------    -------    -------   -------     ------
Unit value, beginning of period/year ..................    $ 26.40     $ 24.04    $ 21.14    $ 17.72   $ 15.66     $14.04
                                                           =======     =======    =======    =======   =======     ======
Unit value, end of period/year ........................    $ 26.09     $ 26.40    $ 24.04    $ 21.14   $ 17.72     $15.66
                                                           =======     =======    =======    =======   =======     ======
Units outstanding, end of period/year .................     16,043      75,850     68,139     65,125    36,872      5,561
                                                           =======     =======    =======    =======   =======     ======

----------
* Commenced operations May 1, 1995.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 2
              NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

6. Assumption of Business by an Affiliated Entity and Sale of the Company

      In September 1999, Mutual of America Life Insurance Company ("Mutual of America"), submitted to the New York Insurance Department a Plan of Reorganization whereby Mutual of America would prepare for the sale of its wholly owned subsidiary, The American Life Insurance Company of New York ("the Company"). In preparation for such sale, the Company would transfer (via an assumption reinsurance agreement) virtually all of the Company's in force business.

      On April 3, 2000, upon obtaining approval from a substantial number of the Company's policyowners, Mutual of America assumed these contracts and all of the related assets and obligations, and replaced the Company as the issuer.

      Total transfers amounted to $66.9 million and are included in Net Transfers on the Statements of Changes in Net Assets for each fund. The amounts transferred into each fund for the six months ended June 30, 2000 are as follows:

      Investment Company Money Market Fund ........................  $ 6,366,322
      Investment Company All America Fund .........................    8,005,827
      Investment Company Equity Index Fund ........................    9,305,499
      Investment Company Mid-Cap Equity Index Fund ................      275,922
      Investment Company Bond Fund ................................    1,055,218
      Investment Company Short-Term Bond Fund .....................       51,001
      Investment Company Mid-Term Bond Fund .......................       54,079
      Investment Company Composite Fund ...........................    4,183,362
      Investment Company Aggressive Equity Fund ...................    4,735,968
      Scudder Bond Fund ...........................................      149,315
      Scudder Capital Growth Fund .................................    6,678,145
      Scudder International Fund ..................................   11,616,028
      American Century VP Capital Appreciation Fund ...............    3,624,368
      Calvert Social Balanced Fund ................................      656,571
      Fidelity VIP Equity-Income Fund .............................    1,886,149
      Fidelity VIP II Contra Fund .................................    6,974,836
      Fidelity VIP II Asset Manager Fund ..........................    1,321,680

      On August 4, 2000, Mutual of America entered into a definitive sale agreement with an unaffiliated buyer, which subject to regulatory approval, would result in its sale.

                        The American Life
                        Insurance Company of New York
                        A Subsidiary of Mutual of America Life Insurance Company

                        Mutual of America Life Insurance Company is a Registered Broker-Dealer and distributes the variable products of The American Life Insurance Company of New York

                        320 Park Avenue
                        New York, NY 10022-6839
                        212-224-1700

                        www.mutualofamerica.com